CONDENDSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Class A/B Shares	Subordinate Voting Shares	Super Voting Shares	Share Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017		16,631	0	0
Beginning balance at Dec. 31, 2017					$ 7,772	$ (12,982)	$ (5,211)
Net loss						(8,711)	(8,711)	[1]
Shares issued to acquiree in connection with reverse takeover	[1]						0
Issuance of supervoting shares	[1]						0
Shares issued in connection with conversion of convertible debentures, shares		1,947
Shares issued in connection with conversion of convertible debentures					3,961		3,961
Issuance of shares associated with acquisitions, shares		88
Issuance of shares associated with acquisitions					370		370
Issuance of Series B preferred stock, net of issuance costs, shares		9,831
Issuance of Series B preferred stock, net of issuance costs					41,873		41,873
Issuance of warrants in exchange for services					87		87
Share-based compensation expense					270		270
Ending balance, shares at Dec. 31, 2018		28,497
Ending balance at Dec. 31, 2018			$ 0	$ 0	54,333	(21,693)	32,640
Net loss						(49,934)	(49,934)	[1]
Adoption of lease accounting standard						(847)	(847)
Issuance of subordinate voting shares in exchange for Class A/B shares, net		(28,497)	28,497
Private placement in connection with reverse takeover, net, shares			3,433
Private placement in connection with reverse takeover, net					36,762		36,762
Shares issued to acquiree in connection with reverse takeover, shares			130
Shares issued to acquiree in connection with reverse takeover					1,513		1,513	[1]
Issuance of supervoting shares, shares				203
Issuance of supervoting shares					40		40	[1]
Exercise of options, shares			125
Exercise of options					127		127
Issuance of warrants in exchange for services							0
Share-based compensation expense, shares			659
Share-based compensation expense					3,385		3,385
Ending balance, shares at Dec. 31, 2019		0	32,844	203
Ending balance at Dec. 31, 2019					96,160	(72,474)	23,686	[1]
Net loss						(7,874)	(7,874)
Shares issued to acquiree in connection with reverse takeover							0
Issuance of supervoting shares							0
Issuance of warrants in exchange for services							0
Share-based compensation expense, shares			144
Share-based compensation expense					1,612		1,612
Ending balance, shares at Mar. 31, 2020		0	32,988	203
Ending balance at Mar. 31, 2020					97,772	(80,348)	17,424
Beginning balance, shares at Dec. 31, 2019		0	32,844	203
Beginning balance at Dec. 31, 2019					96,160	(72,474)	23,686	[1]
Net loss						(21,910)	(21,910)	[1]
Shares issued to acquiree in connection with reverse takeover	[1]						0
Issuance of supervoting shares	[1]						(39)
Shares issued in connection with convertible debenture offering, shares			250
Shares issued in connection with convertible debenture offering					62		62
Shares issued in connection with subordinate voting share offering, shares			23,000
Shares issued in connection with subordinate voting share offering					25,021		25,021
Shares issued in connection with conversion of convertible debentures, shares			375
Shares issued in connection with conversion of convertible debentures					75		75
Issuance of shares associated with acquisitions, shares			150
Issuance of shares associated with acquisitions					179		$ 179
Exercise of options, shares							0
Exercise of warrants, shares			750
Exercise of warrants					210		$ 210
Issuance of warrants in exchange for services					1,556		1,556
Issuance of stock options associated with acquisitions					116		116
Reduction in supervoting share purchase price					(39)		(39)
Share-based compensation expense, shares			248
Share-based compensation expense					2,200		2,200
Ending balance, shares at Dec. 31, 2020		0	57,617	203
Ending balance at Dec. 31, 2020					125,540	(94,384)	31,156	[1]
Net loss						(6,719)	(6,719)
Shares issued to acquiree in connection with reverse takeover							0
Issuance of supervoting shares							0
Shares issued in connection with conversion of convertible debentures, shares			1,390
Shares issued in connection with conversion of convertible debentures					277		277
Issuance of shares associated with acquisitions, shares			22,644
Issuance of shares associated with acquisitions					34,237		$ 34,237
Exercise of options, shares							0
Exercise of warrants, shares			1,325
Exercise of warrants					665		$ 665
Issuance of warrants in exchange for services							0
Share-based compensation expense, shares			246
Share-based compensation expense					287		287
Ending balance, shares at Mar. 31, 2021		0	83,221	203
Ending balance at Mar. 31, 2021					$ 161,006	$ (101,103)	$ 59,903

[1]	Restated